Hedging derivatives - Cash flow hedges (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2015 MXN ($)	Jun. 30, 2014 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Oct. 31, 2018 MXN ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Apr. 30, 2015 USD ($)
Hedging derivatives
Valuation adjustments			$ (882)	$ (1,585)	$ (1,095)
Other comprehensive income under Valuation adjustments - Cash flow hedges										$ 25						$ 54
Cash flow hedges
Hedging derivatives
Valuation adjustments			$ (882)	$ (1,585)	$ (1,095)
Other comprehensive income under Valuation adjustments - Cash flow hedges										25						54
Cash flow hedges | Loans and receivables
Hedging derivatives
Discontinued hedge																	$ 37
Cash flow hedges | Senior Unsecured Notes
Hedging derivatives
Nominal Value																			$ 318
Valuation adjustments	$ 64
Cash flow hedges | Tier II Subordinated Capital Notes
Hedging derivatives
Nominal Value																			$ 200
Discontinued hedge											$ 1,045
Valuation adjustments	$ 44
Cash flow hedges | UMS
Hedging derivatives
Discontinued hedge																		$ 10
Cash flow hedges | Central Bank compulsory deposits
Hedging derivatives
Nominal Value		$ 500
Valuation adjustments		$ 12
Cash flow hedges | Interest rate risk | BPAGs Bonds | Mexican peso
Hedging derivatives
Nominal Value																700
Cash flow hedges | Interest rate risk | Unsecured notes | Mexican peso
Hedging derivatives
Nominal Value										4,000						4,000
Cash flow hedges | Currency risk - Foreign exchange risk | Unsecured notes | USD
Hedging derivatives
Nominal Value									$ 150	2,948
Cash flow hedges | Currency risk - Foreign exchange risk | Loans and receivables | USD
Hedging derivatives
Nominal Value									193	2,707					$ 221	3,056
Cash flow hedges | Currency risk - Foreign exchange risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value								€ 113		1,994				€ 166		3,055
Cash flow hedges | Currency risk - Foreign exchange risk | Loans and receivables | Pound sterling
Hedging derivatives
Nominal Value						£ 34				777		£ 34				778
Cash flow hedges | Currency risk - Foreign exchange risk | Senior Unsecured Notes | USD
Hedging derivatives
Nominal Value									543	10,661					543	10,667
Cash flow hedges | Currency risk - Foreign exchange risk | Tier II Subordinated Capital Notes | USD
Hedging derivatives
Nominal Value															1,045	20,548
Cash flow hedges | Currency risk - Foreign exchange risk | UMS | USD
Hedging derivatives
Nominal Value									50	911					50	911
Cash flow hedges | Currency risk - Foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value								€ 136		2,657				€ 136		2,657
Cash flow hedges | Currency risk - Foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value						£ 10				260		£ 10				260
Cash flow hedges | Currency risk - Foreign exchange risk | Borrowing from banks | USD
Hedging derivatives
Nominal Value									50	983
Cash flow hedges | Currency risk - Foreign exchange risk | Brazilian Government Notes | USD
Hedging derivatives
Nominal Value									$ 1,814	38,015					$ 1,747	37,853
Cash flow hedges | Currency risk - Foreign exchange risk | Brazilian Government Notes | Brazilian real
Hedging derivatives
Nominal Value							R$ 6,493			$ 35,645			R$ 2,952			$ 15,970